CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jul. 28, 2012	Jul. 30, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Cash Flows from Operating Activities:
Net (loss) earnings	$ (96)	$ (101)	$ 151	$ 167	$ 304
Adjustments to reconcile Net earnings to Net cash (used in) provided by operating activities:
Depreciation and amortization	200	200	403	388	376
Amortization and write-off of debt issuance costs	17	18	35	69	54
Net gains on sales of properties			(3)	(10)	(6)
Deferred income taxes	10	19	(43)	18	(15)
Non-cash portion of impairments, restructuring and other charges			18	23	20
Other	(4)	20	(5)	15	(17)
Changes in operating assets and liabilities:
Accounts and other receivables	34	60	1	(39)	32
Merchandise inventories	(106)	(285)	(92)	(260)	47
Prepaid expenses and other operating assets	19	0	45	31	10
Accounts payable, accrued expenses and other liabilities	(305)	(493)	(182)	(186)	226
Income taxes payable and receivable	(115)	(152)	(9)	4	(17)
Net cash (used in) provided by operating activities	(346)	(714)	319	220	1,014
Cash Flows from Investing Activities:
Capital expenditures	(126)	(141)	(380)	(325)	(192)
(Increase) decrease in restricted cash	10	1	(14)	28	150
Proceeds from sales of fixed assets	8	13	24	26	19
Acquisitions	(15)	0	(70)	(1)	(14)
Cash effect of the consolidation of Labuan			12	0	0
Purchases of long-term investments			(26)	(9)	0
Net cash used in investing activities	(123)	(127)	(454)	(281)	(37)
Cash Flows from Financing Activities:
Long-term debt borrowings	662	1,004	2,236	2,883	3,907
Short-term debt borrowings			0	0	73
Long-term debt repayment	(351)	(827)	(2,396)	(2,841)	(4,354)
Short-term debt repayment			(11)	0	(75)
Short-term borrowings, net	5	0
Capitalized debt issuance costs	(5)	(14)	(14)	(73)	(110)
Purchase of Toys-Japan shares	0	(1)	(1)	(19)	(66)
Other	(2)	(1)	1	(3)	(1)
Net cash provided by (used in) financing activities	309	161	(185)	(53)	(626)
Effect of exchange rate changes on Cash and cash equivalents	(10)	23	8	1	(8)
Cash and cash equivalents:
Net (decrease) increase during period	(170)	(657)	(312)	(113)	343
Cash and cash equivalents at beginning of period	701	1,013	1,013	1,126	783
Cash and cash equivalents at end of period	531	356	701	1,013	1,126
Supplemental Disclosures of Cash Flow Information:
Interest paid			432	437	357
Income taxes paid, net of refunds			66	62	42
Purchases of property and equipment included in Accounts payable and Accrued expenses and other current liabilities			$ 28	$ 28	$ 19